S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 03, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations.

Individual	Entity	Entity’s Business	Affiliation
Sumit Mehta Lisha Parmar	Arrow Capital Arrow Capital	Capital Markets Advisory Capital Markets Advisory	Managing Director Vice President

Omkar Halady	Arrow Capital	Capital Markets Advisory	AVP
Rohit Nanani	Arrow Capital	Capital Markets Advisory	Founder and CEO
Manish Shah	The London Fund Palladius Capital Management Two Kings Management	Private Investment Platform Real Estate Investment and Asset Management Firm Capital Allocation Strategy	Advisor Senior Managing Director Principal
Janine Yorio	Everyrealm Inc. Compound Newseed	Video Game Developer Fintech Investment agriculture technology	CEO Founder Founder
Allen Wang
Robert Henry	McKinsey	Private Capital	Senior Advisor